United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2008

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 November 15, 2008
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             16
Form 13 Information Table Value Total:             113,473 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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
COLUMN 1	      	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6	COLUMN 7		COLUMN 8

                      	TITLE OF		        VALUE	     	SHRS OR   	SH/ PUT		INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP      	(X$1000)    	PRN AMT   	PRN CALL   	DISCRETION MANAGERS     SOLE   SHARED  NONE


AMBAC FIN GROUP INC	COM		023139108	640 		274,810 	SH		SOLE			640
BANKUNITED FIN CORP 	COM		06652B103	3 		3,795 		SH		SOLE			3
BROOKFIELD HOMES CORP	COM		112723101	3,870 		269,515 	SH		SOLE			3,870
DOWNEY FINANCIAL CORP	COM		261018105	958 		342,311 	SH		SOLE			958
GREEN MNTN COFFEE INC 	COM		393122106	1,180 		30,000 		SH		SOLE			1,180
HOVNANIAN ENTER. INC 	COM		442487203	1,047 		131,000 	SH		SOLE			1,047
MBIA INC CMN		COM		55262C100	1,845 		155,000 	SH		SOLE			1,845
OVERSTOCK.COM INC 	COM		690370101	1,981 		100,000 	SH		SOLE			1,981
POOL CORP 		COM		73278L105	2,333 		100,000 	SH		SOLE			2,333
PORT RECOVERY ASSOC INC COM		73640Q105	2,432 		50,000 		SH		SOLE			2,432
RICK'S CABARET INTL INC COM		765641303	1,964 		200,000 	SH		SOLE			1,964
SPDR GOLD TRUST 	ETF		78463V107	85,070 		1,000,000 	SH		SOLE			85,070
TRIAD GUARANTY INC CMN	COM		895925105	130 		83,000 		SH		SOLE			130
TRUE RELIGION APPAREL	COM		89784N104	3,878 		150,000 	SH		SOLE			3,878
VISTAPRINT LIMITED CMN	COM		G93762204	1,642 		50,000 		SH		SOLE			1,642
WORLD ACCEP CORP 	COM		981419104	4,500 		125,000 	SH		SOLE			4,500



